Other Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged
Assets pledged

(in thousands of $)	September 30, 2025	December 31, 2024
Book value of vessel secured against loans (1)	941,795	977,326
(1) This excludes the FLNG Gimi which was derecognized on COD with the concurrent recognition of “Net investment in sales-type lease” (note 5.2), secured against its specific debt facility (note 15).